LONG-TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term	$ 0	$ 0
Current portion	78,739	339,722
Total	78,739	339,722
Syndicate Facility Agreement [Member]
Long-term	0	0
Current portion	0	80,159
Total	0	80,159
Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility [Member]
Long-term	0	0
Current portion	32,525	39,261
Total	32,525	39,261
Portigon AG (ex West LB Bank) Credit Facility [Member]
Long-term	0	0
Current portion	25,250	25,250
Total	25,250	25,250
Piraeus Bank Credit Facilities [Member]
Long-term	0	0
Current portion	17,964	76,350
Total	17,964	76,350
Kamsarmax Syndicate Facilities Agreements [Member]
Long-term	0	0
Current portion	0	76,836
Total	0	76,836
Eurobank Credit Facility [Member]
Long-term	0	0
Current portion	0	11,035
Total	0	11,035
Handysize Syndicate Facility Agreement [Member]
Long-term	0	0
Current portion	0	30,831
Total	0	30,831
Mojave Finance Inc. [Member]
Long-term	0	0
Current portion	3,000	0
Total	$ 3,000	$ 0